Debt - Schedule of Debt Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Proceeds		$ 315.0
Repayments	$ (6.7)	(703.5)
Accrued Interest	11.8	9.4
Other		(7.0)
Acquisition (Note 8)		927.6
Dispositions		(31.5)
Less: current portion of debt	(6.8)	(6.7)		$ (13.7)
Non-current portion of debt	702.0	697.0		$ 180.0
Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 927.6
Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	273.8	0.0
Proceeds		0.0
Repayments	0.0	0.0
Accrued Interest	2.1	1.5
Other		0.0
Acquisition (Note 8)		272.3
Dispositions		0.0
Borrowings	275.9	273.8
Senior note maturing December 2027 | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			283.0
Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	409.8	0.0
Proceeds		0.0
Repayments	0.0	0.0
Accrued Interest	9.7	6.9
Other		0.0
Acquisition (Note 8)		402.9
Dispositions		0.0
Borrowings	419.5	409.8
Senior note maturing August 2031 | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 500.0
SL-Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	160.0
Proceeds		315.0
Repayments		(475.0)
Accrued Interest		0.0
Other		0.0
Acquisition (Note 8)		0.0
Dispositions		0.0
Borrowings	0.0	$ 0.0
Effective interest rate		5.70%
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	20.1	$ 33.7
Proceeds		0.0
Repayments	(6.7)	(228.5)
Accrued Interest	0.0	1.0
Other	(7.0)	(7.0)
Acquisition (Note 8)		252.4
Dispositions		(31.5)
Borrowings	$ 13.4	$ 20.1
MARA Loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate			5.50%
MARA Loan | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 37.0
Jacobina Loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate			5.50%
Jacobina Loan | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 10.3